SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Accrued Liabilities
As of March 31, 2017 and December 31, 2016, the Company’s accrued liabilities consisted of the following:

	March 31, 2017	December 31, 2016
Accrued bonus	$894	$-
Accrued financing costs	659	-
Accrued drilling costs	1,763	1,331
Accrued revenue	2,433	1,313
Accrued costs related to divestiture of DJ Basin properties	584	-
Accrued payroll tax withholding	237	-
Other accrued liabilities	435	62
	$7,005	$2,706

Schedules of Concentration of Risk, by Risk Factor
During the three months ended March 31, 2017 and 2016, the Company’s major customers consisted as a percentage of the following:

	Three Months Ended March 31,
	2017	2016
Texican Natural Gas Company	77%	-%
Energy Transfer Partners, L.P.	16%	-%
Shell Trading (US) Company	2%	32%
Peterson Energy Operating	-%	30%
PDC Energy, Inc.	-%	38%
Others below 10%	5%	-%
	100%	100%

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The Company had the following shares of Common Stock equivalents at March 31, 2017 and December 31, 2016:

	March 31,	December 31,
	2017	2016
Stock Options	6,318,500	5,956,833
Restricted Stock Units	9,999	149,584
Restricted Stock	1,116,669	1,068,305
Series B Preferred Stock	13,071,818	15,454,545
Stock Purchase Warrants, excluding warrants exercisable for $0.01 per share	12,946,986	12,392,776
	33,463,972	35,022,043

The Company had the following shares of Common Stock equivalents at December 31, 2016 and 2015:

	December 31,
	2016	2015
Stock Options	5,956,833	6,083,333
Restricted Stock Units	149,584	1,869,000
Restricted Stock	1,068,305	-
Series A Preferred Stock	-	3,112,033
Series B Preferred Stock	15,454,545	-
Stock Purchase Warrants	12,392,776	24,383,161
Convertible Debentures	-	3,423,233
Convertible Bridge Notes	-	5,900,004
	35,022,043	44,770,764